Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 34,470	$ 101,354	$ 105,820
Accounts receivable	85,901	$ 58,620	9,701
Related party advances			7,539
Inventory	92,979	$ 106,198	85,544
Total Current Assets	213,350	266,172	208,604
TOTAL ASSETS	213,350	266,172	208,604
Current Liabilities
Accounts payable	25,930	52,434	$ 70,429
Related party payable	121,186	170,647
Total Current Liabilities	147,116	223,080	$ 70,429
TOTAL LIABILITIES	147,116	223,080	70,429
STOCKHOLDERS' EQUITY
Common Stock; Authorized 50,000,000 common shares, $0.0001 par value, 15,000,000 shares issued and outstanding, respectively	1,500	1,500	1,500
Retained Earnings	64,735	41,591	136,675
Total Stockholders' Equity	66,234	43,091	138,175
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 213,350	$ 266,172	$ 208,604